SHORT-TERM CONVERTIBLE NOTES & FAIR VALUE OF EMBEDDED DERIVATIVE	9 Months Ended	12 Months Ended
	Jul. 31, 2013	Oct. 31, 2012
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]

5. SHORT-TERM CONVERTIBLE NOTES & FAIR VALUE OF EMBEDDED DERIVATIVE

	July 31, 2013 (Unaudited)	October 31, 2012
October 2011 Note Financing	$—	$58,824
December 2011 Note Financing	—	131,928
May 2012 Note Financing	83,333	588,313
Bridge Notes	62,882	185,758
JMJ Financial	995,166	73,590
Hanover Holdings Note	—	362,791
Magna	—	333,086
Chris French	—	25,950
Asher	507,830	150,687
Yvonne Paterson	—	103,804
James Patton	—	78,909
Redwood Management LLC	388,751	—
Total Convertible Notes	2,037,962	2,093,640
Unamortized discount – Original Issue Discount (OID)	—	(4,541)
Current Portion of Convertible Notes	$2,037,962	$2,089,099
Convertible Notes payable consist of the following:

October 2011 Note Financing

The notes issued by the Company in the offering completed in October 2011, which it refers to as the October 2011 Notes, matured on October 31, 2012. At October 31, 2012, there was one remaining October 2011 Note with an outstanding principal balance of $58,824.
During the nine months ended July 31, 2013, pursuant to the terms of an Assignment Agreement, the Company delivered a convertible note, which we refer to as the Second Magna Exchange Note, to Magna Group, LLC, an affiliate of Hanover, which it refers to as Magna, in an aggregate principal amount of $58,824, convertible into shares of common stock, which bears interest at a rate of 6% per annum, which interest accrues, but does not become payable until maturity.
During the nine months ended July 31, 2013, the Company converted the $58,824 in principal into 18,224 shares of common stock at conversion prices ranging from $3.16 to $3.25, recording non-cash expense of approximately $70,000 to the loss on retirement account, on the statement of operations, for the difference between the amount of the principal converted and the fair value of the shares issued as a result of the conversion.
As of July 31, 2013, there were no outstanding October 2011 Notes.

December 2011 Note Financing

At October 31, 2012, there was one remaining note that was issued by the Company in the offering completed in December 2011, which it refers to as the December 2011 Note, with an outstanding principal balance of $158,824, having an unamortized debt discount of $26,896.
During the nine months ended July 31, 2013, pursuant to the terms of an Assignment Agreement, the Company delivered a convertible note to Magna in an aggregate principal amount of $170,589 (including the above $158,824 and a junior subordinated convertible promissory note in the amount of $11,765), convertible into shares of common stock, which bears interest at a rate of 6% per annum, which interest accrues, but does not become payable until maturity.
Accretion of the discount was $26,896 for the three months ended January 31, 2013, resulting in the December 2011 Note being recorded at its principal value of $158,824, on the balance sheet, prior to its assignment. During the nine months ended July 31, 2013, the Company converted the $170,589 in principal into 48,888 shares of its common stock at a conversion price of $3.49, recording non-cash expense of approximately $104,000 to the loss on retirement account, on the statement of operations, for the difference between the amount of principal converted and the fair value of the shares issued as a result of the conversion.
As of July 31, 2013, there were no outstanding December 2011 Notes.

May 2012 Note Financings

Effective May 14, 2012, the Company entered into a Note Purchase Agreement, which it refers to as the May 2012 Notes, in which investors acquired $953,333 of convertible promissory notes for an aggregate purchase price of approximately $715,000 in cash, representing an original issue discount of 25%. The May 2012 Notes are convertible into shares of common stock at $18.75 per share. Additionally, investors received warrants, which the Company refers to as the May 2012 Warrants, to purchase such number of shares of common stock equal to 50% of the number of shares of our common stock that would be issuable upon conversion of their May 2012 Notes at an exercise price of $18.75 per share. The May 2012 Notes matured on May 18, 2013. The Company may redeem the May 2012 Notes under certain circumstances. The May 2012 Warrants are exercisable at any time on or before May 18, 2017. The May 2012 Warrants may be exercised on a cashless basis under certain circumstances. As of July 31, 2013 the conversion price of the May 2012 Notes was $3.16 due to the anti-dilution provisions contained therein and the exercise price of the May 2012 Warrants was $10.625 as a result of the price reset provisions contained therein.
The Company elected to apply the fair-value option to account for the May 2012 Notes and has recorded the May 2012 Notes at a fair value of $454,680 upon issuance. Unrealized losses on the mark-to-market of the May 2012 Notes which amounted to $266,332 for the period from the date of issuance or May, 14, 2012 through July 31, 2013 were recognized as a non-cash expense in the changes in fair value account on the statement of operations. Accretion of the discount, related to the original fair value of the associated warrants, was recognized through interest expense, amounting to $291,400 for the period from the date of issuance or May 14, 2012 through July 31, 2013.
In addition, as a result of the reset provisions discussed above, the May 2012 Warrants, which have been recorded at a fair value of $291,400 on May 14, 2012, are being reflected as a warrant liability as of the date of issuance. At October 31, 2012, the warrant liability amounted to $112,487. As of July 31, 2013, the warrant liability amounted to $18,426, which resulted in a non-cash income of $65,294 for the three months ended July 31, 2013 and non-cash expense of $7,717 for the nine months ended July 31, 2013, being recorded in the changes in fair value account on the statement of operations.
During the nine months ended July 31, 2013, the Company converted $870,000 in principal into 275,240 shares of its common stock at a conversion price of $3.16, recording non-cash expense of approximately $25,200 to the loss on retirement account, on the statements of operations, for the difference between the amount of the principal converted and the fair value of the shares issued as a result of the conversion.
As of July 31, 2013, approximately $83,000 in principal remained outstanding on one May 2012 Note. As of July 31, 2013, this May 2012 Note, which matured on May 18, 2012, was recorded on the balance sheet, as a current liability, at its remaining principal value of $83,333.
On August 8, 2013, the remaining May 2012 Note holder converted $83,333 in principal into 26,371 shares of common stock at a conversion rate of $3.16.
Currently, there are no remaining May 2012 Notes. (See Note 14: Subsequent Events for more information on these conversions after the balance sheet date).

Junior Subordinated Convertible Promissory Notes

The Company refers to all Junior Subordinated Convertible Promissory Notes as “Bridge Notes”.
The Bridge Notes are convertible into shares of the Company’s common stock at a fixed exercise price. For every dollar invested in the Company’s Bridge Notes, each investor received warrant coverage ranging from approximately 23% to 75%, subject to adjustments upon the occurrence of certain events as more particularly described below and in the form of warrant. As of October 31, 2012, substantially all of the Bridge Warrants had an exercise price of $18.75 per share. The Bridge Notes may be prepaid in whole or in part at the option of the Company without penalty at any time prior to the maturity date. The warrants may be exercised on a cashless basis under certain circumstances.
As of October 31, 2012, the Company had approximately $186,000 in principal outstanding on its junior subordinated convertible promissory notes with maturity dates ranging to May 12, 2012.
During the three and nine months ended July 31, 2013, pursuant to the terms of various Assignment Agreements, the Company delivered convertible notes to Magna in aggregate principal amounts of $170,589 (including $11,765 of junior subordinated convertible promissory notes plus the above December 2011 Note in the principal amount of $158,824) and $111,111 (consisting of one junior subordinated convertible promissory note), convertible into shares of common stock, which bears interest at a rate of 6% per annum, which interest accrues, but does not become payable until maturity. The Company converted the exchange note, which it refers to as the Third Magna Exchange Note, in the principal amount of $111,111 into 34,241 shares of its common stock at a conversion price of $3.25 per share, recording non-cash expense of approximately $106,000 to the loss on retirement account, on the statement of operations, for the difference between the amount of the principal converted and the fair value of the shares issued as a result of the conversion.
As of July 31, 2013, approximately $63,000 in principal remained outstanding on the junior unsubordinated convertible promissory notes, with maturity dates ranging to October 22, 2011. These notes are currently in default and are recorded as current liabilities on the balance sheet at July 31, 2013.

JMJ Financial

On August 27, 2012, in a private placement pursuant to a Note Purchase Agreement, the Company issued JMJ Financial a convertible promissory note in the aggregate principal amount of $100,000 for a purchase price of $100,000, which it refers to as the JMJ August 2012 Note. As of October 31, 2012, the JMJ August 2012 Note remained outstanding. Due to the conversion feature into a variable number of shares, the JMJ August 2012 Note is valued at fair value at each reporting period. As of October 31, 2012, the fair value of the JMJ August 2012 Note was $73,590.
During the nine months ended July 31, 2013, the Company converted the JMJ August 2012 Note totaling $100,000 into 24,744 shares of its common stock. The Company recorded non-cash income of approximately $96,000 upon conversion. This non-cash income was recorded to the gain on retirement account, on the statement of operations, representing the difference between the fair value of the JMJ August 2012 Note, as reported on the balance sheet, and the fair value of the shares issued as a result of the conversion.
On December 28, 2012, in a private placement pursuant to a note purchase agreement, the Company issued JMJ Financial a one month convertible promissory note, which it refers to as the JMJ December 2012 Note, in the aggregate principal amount of $100,000 for a purchase price of $100,000. If repaid before January 31, 2013, the principal amount of the JMJ December 2012 Note would be $125,000. If the JMJ December 2012 Note was to be rolled into a future financing, the principal amount would be $115,000.
On April 26, 2013, in a private placement, the Company issued JMJ Financial a convertible promissory note (“JMJ April 2013 Note”). The face amount of the note reflects an aggregate principal amount of $800,000 for total consideration of $720,000 (or a 10% original issue discount). As of April 26, 2013, the Company had only borrowed $425,000 from JMJ Financial under this convertible promissory note. JMJ Financial paid $300,000 in cash and exchanged the JMJ December 2012 Note with an aggregate principal amount of $125,000 as consideration for the note. The exchange was analyzed and management concluded that the exchange qualifies for modification accounting. On June 27, 2013, the Company borrowed an additional $100,000 under the convertible promissory note. JMJ Financial has no obligation to lend the Company the remaining $195,000 of available principal amount under the note and may never do so. The Company has no obligation to pay JMJ Financial any amounts on the unfunded portion of the note. The Company may not prepay any portion of the note without JMJ Financial’s consent.
The convertible promissory note matures April 26, 2014 and, in addition to the 10% original issue discount, provides for payment of a one-time interest charge of 5% on funded amounts. The convertible promissory note is convertible at any time, in whole or in part, at JMJ Financial’s option into shares of the Company’s common stock at the lesser of $8.75 or 70% of the average of the lowest two closing prices in the 20-day pricing period preceding a conversion. However, at no time will JMJ Financial be entitled to convert any portion of the note to the extent that after such conversion, JMJ Financial (together with its affiliates) would beneficially own more than 4.99% of the Company’s outstanding shares of common stock as of such date. The Company agreed to reserve at least 160,000 shares of its common stock for conversion of the note. The note also provides for penalties and rescission rights if the Company does not deliver shares of its common stock upon conversion within the required timeframes.
The convertible promissory note includes customary event of default provisions, and provides for a default rate of the lesser of 18% or the maximum permitted by law. Upon the occurrence of an event of default, the lender may require the Company to pay in cash the “Mandatory Default Amount” which is defined in the note to mean the greater of (i) the outstanding principal amount of the note plus all interest, liquidated damages and other amounts owing under the note, divided by the conversion price on the date payment of such amount is demanded or paid in full, whichever is lower, multiplied by the volume-weighted-average price, or VWAP, on the date payment of such amount is demanded or paid in full, whichever has a higher VWAP, or (ii) 150% of the outstanding principal amount of the note plus 100% of all interest, liquidated damages and other amounts owing under the note.
The Company also granted JMJ Financial the right, at its election, to participate in the next public offering of its securities by exchanging, in whole or in part, the funded portion of this note for a subscription to such public offering in an amount equal to 125% of the sum of the funded portion of the principal amount of being exchanged plus all accrued and unpaid interest, liquidated damages, fees, and other amounts due on such exchanged principal amount. However, the note was subsequently amended in September 2013 to remove this right. See Note 14 — Subsequent Events. If the Company completes a public offering of $10,000,000 or more, JMJ Financial has the right, at its election, to require repayment of the note, in whole or in part, in amount equal to 125% of the sum of the funded principal amount being repaid plus all accrued and unpaid interest liquidated damages, fees, and other amounts due on such principal amount. In September 2013, this note was amended to lower this threshold to $5,000,000. See Note 14 — Subsequent Events.
At July 31, 2013, the outstanding JMJ April 2013 Note was recorded on the balance sheet at its fair value of $995,166.

Hanover Holdings Notes

On September 19, 2012, in a private placement pursuant to a Note Purchase Agreement, the Company issued Hanover Holdings I, LLC, which the Company refers to as Hanover, a convertible promissory note in the aggregate principal amount of $132,500, for a purchase price of $132,500, which the Company refers to as the Initial Hanover PIPE Note. On October 19, 2012, in a private placement pursuant to a note purchase agreement, the Company issued Hanover a convertible promissory note in the aggregate principal amount of $132,500, for a purchase price of $132,500, which the Company refers to as the Second Hanover PIPE Note, which, together with the Initial Hanover PIPE Note the Company refers to as the Hanover PIPE Notes.
On December 6, 2012, in a private placement pursuant to a note purchase agreement, the Company issued Hanover a convertible promissory note in the aggregate principal amount of $100,000 for a purchase price of $100,000, which the Company refers to as the Hanover December 2012 Note. The Hanover December 2012 Note bears interest at a rate of 12% per annum, which interest accrues, but does not become payable until maturity or acceleration of the principal of such Hanover December 2012 Note. The Hanover December 2012 Note is convertible into shares of the Company’s common stock at a conversion price of $3.75 per share. On December 5, Hanover exchanged the Initial Hanover PIPE Notes for convertible notes in the form of the Hanover December 2012 Note in all material respects (other than date of issuance, exchange date, the maturity date of May 19, 2013 solely with respect to the exchanged Hanover PIPE Note issued in exchange for the Initial Hanover PIPE Note and the maturity date of June 19, 2013 solely with respect to the exchanged Hanover PIPE Note issued in exchange for the Second Hanover PIPE Note) that also are convertible into shares of its common stock at a conversion price of $3.75 per share, which the Company refers to as the Exchanged Hanover PIPE Notes. In addition, on December 6, 2012, the Company issued Hanover a convertible promissory note in the aggregate principal amount of $100,000, which the Company refers to as the Hanover December 2012 Note. Each of the Hanover December 2012 Note and the Exchanged Hanover PIPE Notes are subject to limitations on conversion if after giving effect to such conversion Hanover would beneficially own more than 4.99% of the Company’s common stock.
Due to the fixed conversion price of $3.75, the Company reversed fair value adjustments taken in the period ended October 31, 2012 resulting in the Hanover PIPE Notes being recorded on the balance sheet at principal value. Then, the Company recorded beneficial conversion features in the aggregate principal amount of $122,092 as a discount to these notes. Accretion of the discounts amounted to $10,055 and $122,092 for the three and nine months ended July 31, 2013, respectively.
During the nine months ended July 31, 2013, the note-holder converted principal of $365,000 into 97,333 shares of the Company’s common stock at a conversion rate of $3.75 per share. During the nine months ended July 31 2013, the Company recognized interest expense of approximately $72,000 in order to accrete the unamortized debt discount back to the notes’ principal through the dates of conversion.
As of July 31, 2013, there were no remaining Hanover Notes.

Magna Note

As of October 31, 2012, the Magna Exchange Note was recorded at a fair value of $333,086 on the balance sheet.
During the nine months ended July 31, 2013, Magna converted the remaining approximately $300,000 in principal into 80,992 shares of the Company’s common stock at prices ranging from $3.21 to $4.14, resulting in non-cash expense for the period of approximately $44,000 resulting from the difference between the amount of principal converted and the fair value of the shares issued as a result of the conversion.
As of July 31, 2013, the Magna Exchange Note had been converted in full.

Chris French

During the nine months ended July 31, 2013, the Company converted principal of $25,000 of a note issued to Chris French plus accrued interest of approximately $633, into 4,527 shares of its common stock at a conversion price of $5.625 per share. In addition, the Company issued a warrant to acquire 2,263 shares, which expires on October 26, 2015 and revalued the warrant liability, at July 31, 2013, with an exercise price of $5.625, resulting in non-cash expense of approximately $21,000 resulting from the difference between the fair value of the note as shown on the balance sheet plus accrued interest to-date and the fair value of the shares issued as a result of the conversion.
As of July 31, 2013, this note no longer remained outstanding.

Asher

On September 11, 2012, in a private placement pursuant to a Note Purchase Agreement, the Company issued Asher Enterprises, Inc, which it refers to as Asher, a convertible promissory note in the aggregate principal amount of $103,500, for a purchase price of $100,000, which it refers to as the Asher Note. The Asher Note bears interest at a rate of 8%, which interest accrues, but does not become payable until maturity or acceleration of the principal of the Asher Note. The Asher Note is convertible into shares of the Company’s common stock at a conversion price equal to 61% of the arithmetic average of the five lowest closing trading prices for the common stock during the 10 trading day period ending on the latest complete trading day prior to the applicable conversion date. The Asher Note matured on June 13, 2013, nine months from its issuance date. The Asher Note was able to be converted by Asher, at its option, in whole or in part and included a limitation on conversion, which provided that at no time would Asher be entitled to convert any portion of the Asher Note, to the extent that after such conversion, Asher (together with its affiliates) would beneficially own more than 4.99% of the outstanding shares of the common stock of the Company as of such date.
Unrealized losses on the mark-to-market of the Asher Note which amounted to $47,187, for the period from the date of issuance were recorded as non-cash expense for the period ended October 31, 2012. During the nine months ended July 31, 2013, Asher converted principal of $103,500 and accrued interest into approximately 16,439 shares of the Company’s common stock at a conversion rate of approximately $6.50/share.
On November 12, 2012, in a private placement pursuant to a note purchase agreement, the Company issued Asher a convertible promissory note in the aggregate principal amount of $153,500, for a purchase price of $150,000, which it refers to as the Second Asher Note. The Second Asher Note bears interest at a rate of 8%, which interest accrues, but does not become payable until maturity or acceleration of the principal of the Second Asher Note. The Second Asher Note is convertible into shares of the Company’s common stock at a conversion price equal to 65% of the arithmetic average of the five lowest closing trading prices for the common stock during the 10 trading day period ending on the latest complete trading day prior to the applicable conversion date. The Second Asher Note matured on August 14, 2013, nine months from its issuance date. The Second Asher Note may be converted by Asher, at its option, in whole or in part and included a limitation on conversion, which provides that at no time would Asher be entitled to convert any portion of the Second Asher Note, to the extent that after such conversion, Asher (together with its affiliates) would beneficially own more than 4.99% of the outstanding shares of the common stock of the Company as of such date.
Unrealized gains on the mark-to-market of the Second Asher Note which amounted to $63,980, for the period from the date of issuance were recorded as non-cash income for the period ended July 31, 2013. During the three months ended July 31, 2013, Asher converted principal of $153,500 and accrued interest into approximately 44,161 shares of the Company’s common stock at a conversion prices ranging from $3.43/share to $3.90/share.
On May 1, 2013, in a private placement pursuant to a note purchase agreement, the Company issued Asher a convertible promissory note in the aggregate principal amount of $203,500, for a purchase price of $200,000, which it refers to as the Third Asher Note. The Third Asher Note bears interest at a rate of 8%, which interest accrues, but does not become payable until maturity or acceleration of the principal of the Third Asher Note. The Third Asher Note is convertible into shares of the Company’s common stock at a conversion price equal to 65% of the arithmetic average of the five lowest closing trading prices for the common stock during the 10 trading day period ending on the latest complete trading day prior to the applicable conversion date. The Third Asher Note matures on February 3, 2014, nine months from its issuance date. The Third Asher Note may be converted by Asher, at its option, in whole or in part and included a limitation on conversion, which provides that at no time would Asher be entitled to convert any portion of the Third Asher Note, to the extent that after such conversion, Asher (together with its affiliates) would beneficially own more than 4.99% of the outstanding shares of the common stock of the Company as of such date.
Unrealized losses on the mark-to-market of the Third Asher Note which amounted to $131,462 for the period from the date of issuance were recorded as non-cash expense for the period ended July 31, 2013. As of July 31, 2013, the Third Asher Note was recorded on the balance sheet at its fair value of $334,962.
On July 12, 2013, in a private placement pursuant to a note purchase agreement, the Company issued Asher a convertible promissory note in the aggregate principal amount of $103,500, for a purchase price of $100,000, which it refers to as the Fourth Asher Note. The Fourth Asher Note bears interest at a rate of 8%, which interest accrues, but does not become payable until maturity or accelerations of the principal of the Fourth Asher Note. The Fourth Asher Note is convertible into shares of the Company’s common stock at a conversion price equal to 65% of the arithmetic average of the five lowest closing trading prices for the common stock during the 10 trading day period ending on the latest complete trading day prior to the applicable conversion date. The Fourth Asher Note matures on April 16, 2014, nine months from its issuance date. The Fourth Asher Note may be converted by Asher, at its option, in whole or in part and included a limitation on conversion, which provides that at no time will Asher be entitled to convert any portion of the Fourth Asher Note, to the extent that after such conversion, Asher (together with its affiliates) would beneficially own more than 4.99% of the outstanding shares of the common stock of the Company as of such date.
Unrealized losses on the mark-to-market of the Fourth Asher Note which amounted to $69,368, for the period from the date of issuance were recorded as non-cash expense for the period ended July 31, 2013. As of July 31, 2013, the Fourth Asher Note was recorded on the balance sheet at its fair value of $172,868.

Yvonne Paterson

During the nine months ended July 31, 2013, the Company converted principal of $100,000 of a note issued to Yvonne Paterson plus accrued interest of approximately $2,532, into 18,107 shares of its common stock at a conversion price of $5.625 per share. In addition, the Company issued a warrant to acquire 9,054 shares, which expires on October 26, 2015 and revalued the warrant liability, at July 31, 2013, with an exercise price of $5.625, resulting in non-cash expense of approximately $32,000 resulting from the difference between the fair value of the note as shown on the balance sheet plus accrued interest to-date and the fair value of the shares issued as a result of the conversion.
As of July 31, 2013, this note no longer remained outstanding.

James Patton

On August 2, 2012, in a private placement pursuant to a Note Purchase Agreement, the Company issued Dr. James Patton, a member of our board of directors, a convertible promissory note, which it refers to as the Patton Note in the principal amount of $66,667 for a purchase price of $50,000. The Patton Note was issued with an original issue discount of 25%. Dr. Patton paid $0.75 for each $1.00 of principal amount of the Patton Note purchased. The Patton Note is convertible into shares of the Company’s common stock at a per share conversion price equal to $3.16 and is subject to “full ratchet” anti-dilution protection upon certain equity issuances below $3.16 per share (as may be further adjusted). Additionally, Dr. Patton received a warrant, which the Company refers to as the Patton Warrant, to purchase such number of shares of its common stock equal to 50% of such number of shares of common stock issuable upon conversion of the Patton Note at an exercise price of $10.625 per share. The Patton Note matured on August 2, 2013 and was redeemable under certain circumstances. The Patton Warrant is exercisable at any time on or before August 2, 2017 and may be exercised on a cashless basis under certain circumstances. The Patton Note and the Patton Warrant each include a limitation on conversion or exercise, as applicable, which provides that at no time will Dr. Patton be entitled to convert any portion of the Patton Note or Patton Warrant, to the extent that after such conversion or exercise, as applicable, Dr. Patton (together with his affiliates) would beneficially own more than 4.99% of the outstanding shares of the common stock as of such date.
As of July 31, 2013, the Patton Warrants had a fair value of $2,304, resulting in non-cash income of approximately $8,400 and $5,700 for the three and nine months ended July 31, 2013, respectively.
During the three months ended July 31, 2013, the Company converted the principal amount of the Patton Note, of $66,667, into 21,092 shares at a conversion price of $3.16. The Company recorded non-cash income of approximately $94,000 and $3,590 for the three and nine months ended July 31, 2013, respectively.
Accretion of the discount amounted to $3,355, for the three and nine months ended July 31, 2013.
As of July 31, 2013, the Patton Note no longer remained outstanding and the number of shares of common stock to be acquired upon the exercise of the Patton Warrant remained at 1,778.

Redwood Management LLC

On June 21, 2013, the Company entered into a bridge financing arrangement with Redwood Management, LLC (“Redwood”), an accredited investor, for which Aegis Capital Corp. acted as placement agent and received an 8% fee based on the consideration paid to to the Company. Accordingly, on June 21, 2013, the Company entered into a Securities Purchase Agreement with Redwood Management LLC, which it refers to as Redwood, and in a private placement thereunder issued Redwood a convertible promissory note in the aggregate principal amount of $277,777, for a purchase price of $250,000 (or a 10% original issue discount), which it refers to as the Redwood Note. The Redwood Note bears interest at a rate of 5%, which interest accrues, but does not become payable until maturity or acceleration of the principal of the Redwood Note. The Redwood Note is convertible into shares of the Company’s common stock at a conversion price equal to the lesser of (i) $6.25, or (ii) 70% of the ten day average value weighted average price (“VWAP”) for the ten trading days immediately preceding the conversion date. The Redwood Note matures on December 30, 2013, six months from its issuance date. The Redwood Note may be converted by Redwood, at its option, in whole or in part. The Redwood Note includes a limitation on conversion, which provides that at no time will Redwood be entitled to convert any portion of the Redwood Note, to the extent that after such conversion, Redwood (together with its affiliates) would beneficially own more than 4.99% of the outstanding shares of the common stock as of such date.
The Company agreed to reserve at least 2.5 times the number of shares of its common stock actually issuable upon full conversion of the Redwood Note, and not to take certain actions without Redwood’s consent and granted Redwood the right, at its election, to participate in future financings subject to certain limited exceptions. So long as the Company is not in default, and provided it has given 20 days prior written notice, it may prepay the Redwood Note in full at any time at a premium of 110% of the amount owed (which multiple increases 4 months after the issuance date). In addition, if the Company completes a financing of $7,000,000 or more, Redwood has the right, at its election, to require the Company to repay the Redwood Note in full on the closing date of such financing on the same payment terms as noted in the preceding sentence. The Redwood Note includes customary event of default provisions, and provide for a default rate of 14%.
Unrealized losses on the mark-to-market of the Redwood Note which amounted to $110,972, for the period from the date of issuance were recorded as non-cash expense for the period ended July 31, 2013. As of July 31, 2013, the Redwood Note was recorded on the balance sheet at its fair value of $388,751.

7. CONVERTIBLE NOTES & FV OF EMBEDDED DERIVATIVE

Convertible Notes payable consist of the following:

	October 31, 2012	October 31, 2011
May 2011 Note Financing	$—	$3,392,158
October 2011 Note Financing	58,824	1,341,738
December 2011 Note Financing	131,928	—
May 2012 Note Financing	588,313	—
Bridge Notes	185,758	711,701
JMJ Financial	73,590	570,802
Hanover Holdings Note	362,791	—
Magna	333,086	—
Chris French	25,950	—
Asher	150,687	—
Yvonne Paterson	103,804	—
James Patton	78,909	—
Total Convertible Notes	2,093,640	6,016,399
Unamortized discount	(4,541)	(1,300,345)
Derivative Liability	—	946,046
	2,089,099	5,662,100
Current Portion of Convertible Notes	2,089,099	5,091,298
Long-term Convertible Notes less current portion	$—	$570,802

May 2011 Note Financing

On May 9, 2011, we entered into a Note Purchase Agreement with certain accredited investors, whereby the investors acquired approximately $7.1 million of our convertible promissory notes, which we refer to as the May 2011 Notes, for an aggregate purchase price of approximately $6.0 million in a private placement.
The May 2011 Notes were issued with an original issue discount of 15%. Each investor paid $0.85 for each $1.00 of principal amount of May 2011 Notes purchased at the closing on May 12, 2011. The May 2011 Notes are convertible into shares of our common stock, at a per share conversion price equal to $18.75. Additionally, each investor received a warrant to purchase such number of shares of our common stock equal to 50% of such number of shares of our common stock issuable upon conversion of the May 2011 Note at an exercise price of $18.75 per share.
The May 2011 Notes mature on May 12, 2012. We may redeem the May 2011 Notes, at the option of the Company only, under certain circumstances. The warrants are exercisable at any time on or before May 12, 2014. The warrants may be exercised on a cashless basis under certain circumstances. To the extent an investor does not elect to convert its May 2011 Notes as described above, the principal amount not so converted on or prior to the maturity date shall be payable in cash on the maturity date.
The May 2011 Notes may be converted by the investors, at the option of such investor, in whole or in part. However, except as otherwise provided, only 85% of the initial principal amount of each May 2011 Note is convertible prior to maturity. The May 2011 Notes and warrants include a limitation on conversion or exercise, which provides that at no time will an investor be entitled to convert any portion of the May 2011 Notes or exercise any of the warrants, to the extent that after such conversion or exercise, such investor (together with its affiliates) would beneficially own more than 4.99% of the outstanding shares of our common stock as of such date.
The Company evaluated the fair value of the embedded conversion option and warrants and recorded an aggregate charge of $4,905,842 at the date of issuance.
During the twelve months ended October 31, 2011, the Company converted approximately $1,897,000 in principal into 101,177 shares of the Company’s common stock at a conversion price of $18.75. During the twelve months ended October 31, 2012, the Company converted approximately $1,962,060 in principal into 104,643 shares of the Company’s common stock at a conversion price of $18.75, recording non-cash expense of approximately $ 318,000. In addition, the Company entered into exchange agreements with certain holders of an aggregate of approximately $3.2 million in remaining outstanding principal on the May 2011 Notes, pursuant to which such holders received an aggregate of approximately 300,800 shares of Common Stock and warrants to purchase an aggregate of approximately 28,800 shares of Common Stock in exchange for surrendering or converting the Existing May 2011 Notes and surrendering warrants to purchase an aggregate of approximately 179,200 shares of Common Stock originally issued in the Prior Offerings. The Company recorded non-cash expense of approximately $1.3 million resulting from this exchange. As of October 31, 2012, there was no remaining principal outstanding under the May 2011 Notes.
Accretion of the discount was $1,788,718 and $3,117,123 for the years ended October 31, 2012 and 2011 respectively.

October 2011 Note Financing

On October 28, 2011, we entered into a Note Purchase Agreement, which we refer to as the October 2011 Notes, with certain accredited investors, including Thomas A. Moore, our Chairman and Chief Executive Officer, and Mark J. Rosenblum, our Chief Financial Officer, (Mr. Rosenblum acquired a note in the principal amount of approximately $59,000 for an aggregate purchase price of $50,000) whereby the investors acquired approximately $2.3 million of our convertible promissory notes, which we refer to as the Notes, for an aggregate purchase price of approximately $2.0 million in a private placement, which we refer to as the October 2011 offering. The Notes were issued with an original issue discount of 15%. Each investor paid $0.85 for each $1.00 of principal amount of Notes purchased at the closing of the October 2011 offering, which took place on October 31, 2011. The Notes are convertible into shares of our common stock, at a per share conversion price equal to $18.75. Additionally, each investor received a warrant, which we refer to as the Warrants, to purchase such number of shares of our common stock equal to 50% of such number of shares of our common stock issuable upon conversion of the Note at an exercise price of $18.75 per share. The Notes purchased in the October 2011 offering were paid for in cash or, with respect to Notes acquired by Mr. Moore, in exchange for the cancellation of $400,000 of outstanding indebtedness owed by us to Mr. Moore.
The Notes mature on October 31, 2012. Subsequent to October 31, 2012, the remaining outstanding note was assigned to Magna (see Footnote 16: Subsequent Events, Other Hanover-Related Transactions). We may redeem the Notes under certain circumstances. The Warrants are exercisable at any time on or before October 31, 2014. The Warrants may be exercised on a cashless basis under certain circumstances.
To the extent an investor does not elect to convert its Notes as described above, the principal amount of the Notes not so converted on or prior to the maturity date shall be payable in cash on the maturity date.
The Notes may be converted by the investors, at the option of such investor, in whole or in part. However, except as otherwise provided in the Notes, only 85% of the initial principal amount of each Note is convertible prior to maturity. The Notes and Warrants include a limitation on conversion or exercise, which provides that at no time will an investor be entitled to convert any portion of the Notes or exercise any of the Warrants, to the extent that after such conversion or exercise, such investor (together with its affiliates) would beneficially own more than 4.99% of the outstanding shares of our common stock as of such date.
In connection with the October 2011 offering, we entered into a Registration Rights Agreement, dated as of October 28, 2011 with the investors. Pursuant to such agreement, we agreed with the investors to provide certain rights to register under the Securities Act of 1933, as amended, the shares of our common stock issuable upon any conversion of the Notes and the exercise of the Warrants, and filed a registration statement to register the offering of the shares of our common stock issuable upon conversion of the Notes and the exercise of the Warrants which became effective on November 23, 2011.
The Company evaluated the fair value of the embedded conversion option and warrants and recorded an aggregate change of $987,439 at the date of issuance.
During the year ended October 31, 2012, the Company converted approximately $1.2 million in principal into 65,466 shares of the Company’s common stock at a conversion price of $18.75, recording non-cash expense of approximately $ 296,000. In addition, the Company entered into exchange agreements with certain holders of an aggregate of approximately $1.0 million in outstanding principal on the October 2011 Notes, pursuant to which such holders received an aggregate of approximately 96,800 shares of Common Stock and warrants to purchase an aggregate of approximately 10,400 shares of Common Stock in exchange for surrendering or converting the Existing October 2011 Notes and surrendering warrants to purchase an aggregate of approximately 48,000 shares of Common Stock originally issued in the Prior Offerings. The Company recorded non-cash expense of approximately $530,000 resulting from this exchange.
Accretion of the discount was $984,733 and $2,705 for the years ended October 31, 2012 and 2011 respectively. The outstanding principal balance was $54,824 at October 31, 2012.

December 2011 Note Financing

On December 29, 2011, we entered into a Note Purchase Agreement, which we refer to as the December 2011 Notes, with certain accredited investors, whereby the investors acquired approximately $1,232,000 million of our convertible promissory notes for an aggregate purchase price of approximately $1.0 million in a private placement, which we refer to as the December 2011 offering. The December 2011 Notes were issued with an original issue discount of 15%. Each investor paid $0.85 for each $1.00 of principal amount of Notes purchased at the closing of the December 2011 offering. The Notes are convertible into shares of our common stock, at a per share conversion price equal to $18.75. Additionally, each investor received a warrant, which we refer to as the Warrants, to purchase such number of shares of our common stock equal to 50% of such number of shares of our common stock issuable upon conversion of the Note at an exercise price of $18.75 per share.
The Notes mature on January 9, 2013. We may redeem the Notes under certain circumstances. The Warrants are exercisable at any time on or before January 9, 2015. The Warrants may be exercised on a cashless basis under certain circumstances.
To the extent an investor does not elect to convert its Notes as described above, the principal amount of the Notes not so converted on or prior to the maturity date shall be payable in cash on the maturity date.
The Notes may be converted by the investors, at the option of such investor, in whole or in part. However, except as otherwise provided in the Notes, only 85% of the initial principal amount of each Note is convertible prior to maturity. The Notes and Warrants include a limitation on conversion or exercise, which provides that at no time will an investor be entitled to convert any portion of the Notes or exercise any of the Warrants, to the extent that after such conversion or exercise, such investor (together with its affiliates) would beneficially own more than 4.99% of the outstanding shares of our common stock as of such date.
In connection with the December 2011 offering, we entered into a Registration Rights Agreement with the investors. Pursuant to such agreement, we agreed with the investors to provide certain rights to register under the Securities Act of 1933, as amended, the shares of our common stock issuable upon any conversion of the Notes and the exercise of the Warrants, and agreed to file a registration statement to register the offering of the shares of our common stock issuable upon conversion of the Notes and the exercise of the Warrants. The registration statement was filed on January 27, 2012.
Rodman & Renshaw, LLC acted as the exclusive placement agent in connection with each of the May, October and December 2011 offerings and received compensation of cash placement fees equal to amounts ranging from 6% to 7% of the aggregate purchase price paid by investors and Warrants to purchase 26,629 shares of our common stock (approximately 4% of the shares of our common stock issuable upon conversion of all the Notes), which warrants are exercisable at $18.75 per share and shall expire on dates ranging from May 12, 2014 to January 9, 2015.
The Company evaluated the fair value of the embedded conversion option and warrants and recorded an aggregate charge of $586,376 at the date of issuance.
During the year ended October 31, 2012, the Company converted approximately $828,000 in principal into 44,133 shares of the Company’s common stock at a conversion price of $18.75, recording non-cash expense of approximately $ 205,000. In addition, the Company entered into exchange agreements with certain holders of an aggregate of approximately $215,000 in outstanding principal on the December 2011 Notes, pursuant to which such holders received an aggregate of approximately 20,000 shares of Common Stock and warrants to purchase an aggregate of approximately 10,400 shares of Common Stock in exchange for surrendering or converting the Existing December 2011 Notes and surrendering warrants to purchase an aggregate of approximately 23,200 shares of Common Stock originally issued in the Prior Offerings. The Company recorded non-cash expense of approximately $100,000 resulting from this exchange. In October 2012, $31,284 of principal was assigned pursuant to the terms of an assignment agreement with Magna Group, LLC.
Accretion of the discount was $559,480 for the year ended October 31, 2012. The outstanding principal balance, at October 31, 2012 was $158,824. On the balance sheet, the December 2011 Notes were recorded at $131,928 ($158,824 net of debt discount of $28,896). Subsequent to October, 31, 2012, the remaining outstanding note was assigned to Magna (see Footnote 16: Subsequent Events, Other Hanover-Related Transactions.)

May 2012 Note Financings

Effective May 14, 2012, we entered into a Note Purchase Agreement with certain accredited investors, whereby the investors acquired $953,333 of our convertible promissory notes for an aggregate purchase price of approximately $715,000 in cash which represented an original issue discount of 25%. The May 2012 Notes are convertible into shares of our common stock at $18.75 per share. Additionally, each investor received a warrant to purchase such number of shares of our common stock equal to 50% of such number of shares of our common stock issuable upon conversion of the May 2012 Notes at an exercise price of $18.75 per share. The Notes and Warrants also provide that on December 1, 2012, solely to the extent the conversion price of the Notes or the exercise price of the Warrants, as applicable, is less than the “Market Price” (as defined in the Notes or the Warrants, as applicable), such conversion price or exercise price, as applicable, shall be reduced to such Market Price. The May 2012 Notes mature on May 18, 2013. We may redeem the May 2012 Notes under certain circumstances. The May 2012 Warrants are exercisable at any time on or before May 18, 2017. The May 2012 Warrants may be exercised on a cashless basis under certain circumstances and expire on May 18, 2017.
The Company elected to apply the fair-value option to account for the May 2012 notes and have recorded the May 2012 Notes at a fair value of $454,680 upon issuance. Unrealized losses on the mark-to-market of the notes which amounted to $133,634 for the period from the date of issuance or May, 14, 2012 through October 31, 2012 were recognized as a noncash expense.
In addition, as a result of the reset provisions discussed above, the warrants which have been recorded at a fair value of $291,400 on May 14, 2012 are being reflected as a warrant liability as of the date of issuance. As of October 31, 2012, the warrant liability amounted to $112,487 which resulted in a noncash income of approximately $178,913 for the year ended October 31, 2012.
Rodman & Renshaw, LLC acted as the exclusive placement agent in connection with the May 2012 offering and received compensation of a cash placement fee equal to 7% of the aggregate purchase price paid by investors (Rodman raised $400,000 of the total purchase price of $715,000) in the May 2012 offering amounting to $28,000 and warrants to purchase 2,844 shares of our common stock, which warrants are exercisable at $18.75 per share and shall expire on May 18, 2017.

Senior Convertible Promissory Notes

Effective June 18, 2009, the Company entered into a Note Purchase Agreement with certain accredited investors, pursuant to which such investors acquired senior convertible promissory notes of the Company. At July 31, 2011, the Company had one outstanding senior convertible promissory note with $88,824 in principal value and $26,471 in accrued interest remaining. On August 19, 2011, the Company issued 6,149 shares of common stock to this investor in full satisfaction of this senior convertible promissory note. As of October 31, 2011, the Company had no remaining senior convertible promissory notes outstanding.

Junior Subordinated Convertible Promissory Notes

We refer to all Junior Subordinated Convertible Promissory Notes as “Bridge Notes”.
The Bridge Notes are convertible into shares of the Company’s common stock at a fixed exercise price. For every dollar invested in our Bridge Notes, each Investor received warrant coverage ranging from approximately 23% to 75%, subject to adjustments upon the occurrence of certain events as more particularly described below and in the form of Warrant. As of October 31, 2012, substantially all of the Bridge Warrants have an exercise price of $18.75 per share. The Bridge Notes may be prepaid in whole or in part at the option of the Company without penalty at any time prior to the Maturity Date. The warrants may be exercised on a cashless basis under certain circumstances.
During the twelve month period ended October 31, 2011, the Company reached agreement with ten investors, whose notes were to mature on dates ranging from December 31, 2010 to April 30, 2011, in the aggregate principal value of approximately $479,000 (included in the above aggregate principal value of $1,886,851) to exchange their original notes for new notes due on dates ranging from March 31, 2011 to August 2, 2011. In return for exchanging their notes, these investors received additional interest of $25,208 plus approximately 6,528 additional warrants, valued using the BSM model (which approximates the Lattice Model), at approximately $87,000.
During the twelve month period ended October 31, 2011, the Company reached agreement with three investors, whose notes were to mature on dates ranging between August 1 and October 31, 2011,in the aggregate principal value of approximately $318,000 (included in the above aggregate principal value of $1,886,851) to make partial repayments on their notes totaling $99,000 and exchanged the remaining principal on the original notes for new notes (with the same amount of principal) due on dates ranging from March 31, 2012 to May 31, 2012. These three investors also received approximately 5,804 additional warrants, at a fair value totaling approximately $80,000.
The Company accounted for two of these three note exchanges as substantial debt modifications under ASC 470-50: Debt Modifications and Extinguishments. Therefore, the Company recorded the present values of the principal on the new notes along with the fair value of the additional warrants issued and wrote off the remaining principal on the old notes. The Company then recorded a loss on exchange of approximately $22,000 (other income/(expense)) for the difference between (1) the sum of the remaining principal on the old notes and (2) the sum of the present values of the principal on the new notes and the fair value of the additional warrants. For the third investor, the Company recorded approximately $27,000 to equity (included in the above fair value of $80,000), representing the fair value of the additional warrants issued upon exchange of their note.
During the twelve month period ended October 31, 2011, the Company repaid approximately $530,000 in principal and interest. In addition, the Company converted approximately $1.3 million of principal and interest on these outstanding junior subordinated convertible promissory notes into69,221 shares of the Company’s common stock at a conversion price of $18.75 per share.
As of October 31, 2011, the Company had approximately $756,000(in principal to be repaid to investors) in outstanding junior subordinated convertible promissory notes with Original Issue Discount (“OID”) amounts ranging from 10% to 15% and with maturity dates ranging from October 19, 2011 to May 12, 2012. These junior unsubordinated notes were recorded on the balance sheet, at October 31, 2011, at $711,701 (remaining principal of $756,000 net of debt discount of approximately $45,000).
During the year ended October 31, 2012, the Company entered into an exchange agreement with an accredited investor in which the investor exchanged a convertible promissory note in the aggregate principal amount of $300,000 for (i) a convertible promissory note in the aggregate principal amount $352,941 and in substantially the same form as the existing note except with a maturity date of June 30, 2012 and (ii) a warrant to purchase up to 18,823 shares of common stock at an exercise price of $18.75 per share. The warrants expire in February 2015. The Company recorded noncash expense of approximately $247,000 to the loss on note retirement account resulting from this exchange for the year ended October 31, 2012. In October 2012, this note was assigned to Magna (see Magna Note disclosure in this footnote).
During the year ended October 31, 2012, the Company paid approximately $53,000 in principal on its Bridge Notes. In addition, the Company converted approximately $169,000 of principal on these Bridge Notes into 9,013 shares of the Company’s common stock at a conversion price of $18.75 per share. The Company recorded noncash expense of approximately $27,000 to the gain on note retirement account resulting from these conversions.
As of October 31, 2012, the Company had approximately $186,000 in principal outstanding on its junior subordinated convertible promissory notes with maturity dates ranging from October 19, 2011 to May 12, 2012.

JMJ Financial

On October 31, 2011, the Company held two notes from JMJ Financial in the aggregate principal amount of $660,000. These notes bear interest at a rate of 8% per annum. Due to the conversion feature into a variable number of shares, these notes are valued at fair value each reporting period. At October 31, 2011, the fair value of these notes was $570,802. These notes were classified as long-term convertible notes at October 31, 2011 as they had maturity dates in April 2014.
In November and December, 2011, the Company converted $500,000 of the aggregate principal amount of $660,000 into 28,800 shares of common stock. As a result, the Company recorded a noncash income of approximately $36,000 related to the conversion of these notes to equity.
On May 8, 2012, the Company entered into a Settlement Agreement (the “Settlement Agreement”) with JMJ Financial which provides for (i) an additional borrowing by the Company of $500,000 from JMJ Financial on the principal amount outstanding under one of the notes issued by JMJ to the Company in April 2011, (ii) the cancellation of all of the outstanding notes issued by JMJ to the Company in April 2011, (iii) the cancellation of all of the outstanding notes issued by the Company to JMJ in April 2011, other than the portion of such notes for which JMJ has paid cash to the Company, (iv) a mutual release of any claims held by the Company or JMJ relating to an outstanding dispute and (v) the issuance by the Company of 32,000 newly issued shares of the Company’s common stock (the “ Settlement Shares ”) to JMJ as consideration for the cancellation of the notes and the release. As a result of the Settlement Agreement, no further payments will be made by either the Company or JMJ under the notes issued by each party in April 2011. The Company recorded noncash expense of approximately $805,000 for the issuance of the Settlement Shares to JMJ under the Settlement Agreement and recognition of a beneficial conversion feature, resulting from the issuance of shares.
During the year ended October 31, 2012, the Company converted the remaining notes outstanding totaling $660,000 into 37,807 shares of the Company’s common stock. The Company recorded noncash income of approximately $250,000 upon conversion.
On August 27, 2012, in a private placement pursuant to a note purchase agreement, we issued JMJ Financial a one year convertible promissory note in the aggregate principal amount of $100,000 for a purchase price of $100,000,. The August 2012 Note is initially convertible at a per share conversion price equal to $18.75. In addition, if the August 2012 Note is converted after November 30, 2012 and the market price of our common stock is less than $20.00 per share on the date of conversion, then the conversion price shall equal 95% of the arithmetic average of the three lowest closing trading prices for the common stock during the 15 trading day period ending on the latest complete trading day prior to the applicable conversion date. Pursuant to the terms of the August 2012 Note, we agreed to register with the SEC up to 26,000 shares of our common stock which may be issuable upon conversion of the August 2012 Note. These shares were registered on August 31, 2012.
On August 27, 2012, we entered into a settlement agreement with JMJ Financial pursuant to which we issued to JMJ Financial 32,615 shares of our common stock for the mutual release of any claims held by our company or JMJ Financial relating to our failure to file the registration statement related to the May 2012 issuance of 32,000 shares of our common stock to JMJ Financial and have the registration statement declared effective by certain prescribed deadlines.
As of October 31, 2012, the August 2012 Note remained outstanding. Due to the conversion feature into a variable number of shares this note is valued at fair value at each reporting period. As of October 31, 2012, the fair value of the note was $73,590. Because this note matures within one year, it has been classified as a current liability on the balance sheet at October 31, 2012.

Hanover Holdings Notes

On September 19, 2012, in a private placement pursuant to a note purchase agreement, we issued Hanover a convertible promissory note in the aggregate principal amount of $132,500, for a purchase price of $132,500, which we refer to as the Initial Hanover PIPE Note. On October 19, 2012, in a private placement pursuant to a note purchase agreement, we issued Hanover a convertible promissory note in the aggregate principal amount of $132,500, for a purchase price of $132,500, which we refer to as the Second Hanover PIPE Note, which, together with the Initial Hanover PIPE Note we refer to as the Hanover PIPE Notes. The Hanover PIPE Notes bear interest at a rate of 12%, which interest accrues, but does not become payable until maturity or acceleration of the principal of such Hanover PIPE Notes. The Hanover PIPE Notes are convertible into shares of our Common Stock at a conversion price equal to 65% of the arithmetic average of the five lowest closing trading prices for the Common Stock during the 10 trading day period ending on the latest complete trading day prior to the applicable conversion date. The Hanover PIPE Notes mature eight months from their respective issuance dates. To the extent Hanover does not elect to convert the Hanover PIPE Notes as described above, the principal amount and interest of such Hanover PIPE Notes shall be payable in cash at maturity. The Hanover PIPE Notes may be converted at any time by Hanover, at its option, in whole or in part. The Hanover PIPE Notes include a limitation on conversion, which provides that at no time will Hanover be entitled to convert any portion of the Hanover PIPE Notes, to the extent that after such conversion, Hanover (together with its affiliates) would beneficially own more than 4.99% of the outstanding shares of the Common Stock as of such date.
Unrealized losses on the mark-to-market of the notes which amounted to $97,791, for the period from the dates of issuance (September 19 and October 19, 2012) were recorded as non-cash expense.

Magna note

In October 2012, pursuant to the terms of various Assignment Agreements, which we refer to as the Assignment Agreements, Magna Group, LLC, an affiliate of Hanover, which we refer to as Magna, acquired $400,076 in aggregate principal amount of our outstanding convertible notes from certain third parties and entered into agreements to acquire an additional $340,523 in aggregate principal amount of our outstanding convertible notes from other third parties. Pursuant to the terms of such Assignment Agreements, we delivered two convertible notes to Magna in an aggregate principal amount of $740,599, in anticipation of the closing of all of the transactions contemplated by such Assignment Agreements. On October 25, 2012, the convertible note in the aggregate principal amount of $617,723 previously delivered to Magna was exchanged for a new convertible note in the aggregate principal amount of $400,076, convertible into shares of Common Stock, which we refer to as the Magna Exchange Note, to reflect such portion of the convertible notes actually issued as of October 25, 2012 pursuant to the Assignment Agreements, and the remaining convertible note in the aggregate principal amount of $122,876 previously delivered to Magna was returned to us and cancelled. The Magna Exchange Note bears interest at a rate of 6%, which interest accrues, but does not become payable until maturity or acceleration of the principal of the Magna Exchange Note. The Magna Exchange Note is convertible into shares of our Common Stock at a conversion price equal to 73% of the arithmetic average of the five lowest closing trading prices for the Common Stock during the 10 trading day period ending on the lowest complete trading day prior to the applicable conversion date. The Magna Exchange Note matures on October 17, 2013. To the extent Magna does not elect to convert the Magna Exchange Note as described above, the principal amount and interest of the Magna Exchange Note shall be payable in cash at maturity. Upon the closing of the remaining transactions contemplated by such applicable Assignment Agreements, we are obligated to issue additional convertible notes in the form of the Magna Exchange Note with respect to the outstanding $340,523 in aggregate principal amount of convertible notes held by the third party signatories to the other Assignment Agreements, which we anticipate to occur during the fourth quarter of 2012.
The Magna Exchange Note may be converted at any time by Magna, at its option, in whole or in part. The Magna Exchange Note includes a limitation on conversion, which provides that at no time will Magna be entitled to convert any portion of the Magna Exchange Note, to the extent that after such conversion, Magna (together with its affiliates) would beneficially own more than4.99% of the outstanding shares of the Common Stock as of such date.
As of October 31, 2012, Magna had converted approximately $0.1 million in principal into 20,176 shares of our common stock at prices ranging from $4.453 - 5.15, which resulted in non-cash expense of approximately $13,500 for the period ended October 31, 2012. Unrealized losses on the mark-to-market of the note which amounted to $33,011, for the period from the date of issuance (October 17, 2012) were recorded as non-cash expense for the period ended October 31, 2012.

Asher

On September 11, 2012, in a private placement pursuant to a note purchase agreement, we issued Asher Enterprises, Inc, which we refer to as Asher, a convertible promissory note in the aggregate principal amount of $103,500, for a purchase price of $100,000, which we refer to as the Asher Note. The Asher Note bears interest at a rate of 8%, which interest accrues, but does not become payable until maturity or acceleration of the principal of the Asher Note. The Asher Note is convertible into shares of our Common Stock at a conversion price equal to 61% of the arithmetic average of the five lowest closing trading prices for the Common Stock during the 10 trading day period ending on the latest complete trading day prior to the applicable conversion date. The Asher Note matures on June 13, 2013, nine months from its issuance date. The Asher Note may be converted by Asher, at its option, in whole or in part. The Asher Note includes a limitation on conversion, which provides that at no time will Asher be entitled to convert any portion of the Asher Note, to the extent that after such conversion, Asher (together with its affiliates) would beneficially own more than 4.99% of the outstanding shares of the Common Stock as of such date.
Unrealized losses on the mark-to-market of the note which amounted to $47,187, for the period from the date of issuance (September 11, 2012) were recorded as non-cash expense for the period ended October 31, 2012.

Chris French

On September 27, 2012, in a private placement pursuant to a note purchase agreement, we issued our employee Christine French a convertible promissory note in the aggregate principal amount of $25,000, for a purchase price of $25,000, which we refer to as the French Note. The French Note bears interest at a rate of 12%, compounded annually. The French Note is convertible into shares of our Common Stock at a conversion price equal to the arithmetic average of the five lowest closing trading prices for the Common Stock during the 10 trading day period ending on the latest complete trading day prior to the applicable conversion date. The French Note matures one month from its issuance date. Additionally, Ms. French will receive a warrant, which we refer to as the French Warrant, to purchase such number of shares of our Common Stock equal to 50% of such number of shares of our Common Stock issuable upon conversion of the French Note at an exercise price equal to the conversion price then in effect. These warrants have not yet been issued. The French Warrant may be exercised on a cashless basis under certain circumstances. The French Note and the French Warrant each include a limitation on conversion or exercise, as applicable, which provides that at no time will Ms. French be entitled to convert any portion of the French Note or French Warrant, to the extent that after such conversion or exercise, as applicable, Ms. French (together with her affiliates) would beneficially own more than 4.99% of the outstanding shares of the Common Stock as of such date.
The warrants to be issued upon future conversion of the note were recorded as a warrant liability, at October 31, 2012, at a fair value of $4,565 at the date of issuance. Unrealized losses on the mark-to-market of the note which amounted to $5,515, for the period from the date of issuance (September 27, 2012) were recorded as non-cash expense for the period ended October 31, 2012.

Yvonne Paterson

On September 25, 2012, in a private placement pursuant to a note purchase agreement, we issued our affiliate Dr. Yvonne Paterson a convertible promissory note in the aggregate principal amount of $100,000, for a purchase price of $100,000, which we refer to as the Paterson Note. The Paterson Note bears interest at a rate of 12%, compounded annually. The Paterson Note is convertible into shares of our Common Stock at a conversion price equal to the arithmetic average of the five lowest closing trading prices for the Common Stock during the 10 trading day period ending on the latest complete trading day prior to the applicable conversion date. The Paterson Note matures one month from its issuance date. Additionally, Dr. Paterson will receive a warrant, which we refer to as the Paterson Warrant, to purchase such number of shares of our Common Stock equal to 50% of such number of shares of our Common Stock issuable upon conversion of the Patterson Note at an exercise price equal to the conversion price then in effect. These warrants have not yet been issued. The Paterson Warrant may be exercised on a cashless basis under certain circumstances. The Paterson Note and the Paterson Warrant each include a limitation on conversion or exercise, as applicable, which provides that at no time will Dr. Paterson be entitled to convert any portion of the Paterson Note or Paterson Warrant, to the extent that after such conversion or exercise, as applicable, Dr. Paterson (together with her affiliates) would beneficially own more than 4.99% of the outstanding shares of the Common Stock as of such date.
The warrants to be issued upon future conversion of the note were recorded as a warrant liability, at October 31, 2012, at a fair value of $18,258 at the date of issuance. Unrealized losses on the mark-to-market of the note which amounted to $22,062, for the period from the date of issuance (September 27, 2012) were recorded as non-cash expense for the period ended October 31, 2012.
James Patton
On August 2, 2012, in a private placement pursuant to a note purchase agreement, we issued Dr. James Patton, a member of our board of directors, a convertible promissory note, which we refer to as the Patton Note, in the principal amount of $66,667 for a purchase price of $50,000. The Patton Note was issued with an original issue discount of 25%. Dr. Patton paid $0.75 for each $1.00 of principal amount of the Patton Note purchased. The Patton Note is convertible into shares of our Common Stock at a per share conversion price equal to $18.75. Additionally, Dr. Patton received a warrant, which we refer to as the Patton Warrant, to purchase such number of shares of our Common Stock equal to 50% of such number of shares of our Common Stock issuable upon conversion of the Patton Note at an exercise price of $18.75 per share. The Patton Note and Patton Warrant also provide that on December 1, 2012, solely to the extent the conversion price of the Patton Note or the exercise price of the Patton Warrant, as applicable, is less than the Market Price (as defined in the Patton Note or the Patton Warrant, as applicable), such conversion price or exercise price, as applicable, shall be reduced to such Market Price. The Patton Note matures on August 2, 2013. We may redeem the Patton Note under certain circumstances. The Patton Warrant is exercisable at any time on or before August 2, 2017. The Patton Warrant may be exercised on a cashless basis under certain circumstances. The Patton Note and the Patton Warrant each include a limitation on conversion or exercise, as applicable, which provides that at no time will Dr. Patton be entitled to convert any portion of the Patton Note or Patton Warrant, to the extent that after such conversion or exercise, as applicable, Dr. Patton (together with his affiliates) would beneficially own more than 4.99% of the outstanding shares of the Common Stock as of such date.
The warrants issued were recorded as a warrant liability, at the date of issuance, at a fair value of $13,311 at the date of issuance. The company recorded non-cash income from a decline in the fair value of the warrant liability, at October 31, 2012, of $5,200, Unrealized losses on the mark-to-market of the note which amounted to $38,944, for the period from the date of issuance (August 2, 2012) were recorded as non-cash expense for the period ended October 31, 2012.
Accretion of the discount amounted to $3,277, for the period ended October 31, 2012.